Related party transactions (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Due from related parties	$ 97,681	$ 312,362
Zhang Bin [Member]
Due from related parties	0	1,184
Lu Zhimin [Member]
Due from related parties	827	0
Wu Zhenwei [Member]
Due from related parties	689	0
Zhejiang Yili Yuncang Holding Group Co Ltd [Member]
Due from related parties	96,165	99,441
FarmNet [Member]
Due from related parties	0	4,100
Epakia Canada Inc [Member]
Due from related parties	0	2,996
Dehong Zhang [Member]
Due from related parties	0	202,547
Forasen Group Co., Ltd
Due from related parties	$ 0	$ 2,094